Summary Of Selected Financial Data	12 Months Ended
Dec. 31, 2014
Summary Of Selected Financial Data [Abstract]
Summary Of Selected Financial Data

Years ended December 31,	2014	2013	2012	2011	2010
PER COMMON SHARE:
Income from continuing operations:
Basic	$1.21	$1.15	$1.04	$0.81	$0.67
Diluted	1.20	1.15	1.04	0.81	0.67
Income from discontinued operations:
Basic	0.11	0.10	0.08	0.02	0.06
Diluted	0.11	0.10	0.08	0.02	0.06
Net income:
Basic	1.32	1.26	1.13	0.83	0.72
Diluted	1.31	1.25	1.12	0.83	0.72
Cash dividends declared and paid	0.63	0.58	0.54	0.50	0.47
Return on Aqua America stockholders' equity	14.1%	14.4%	14.2%	11.4%	10.6%
Book value at year end	$9.37	$8.68	$7.91	$7.21	$6.82
Market value at year end	26.70	23.59	20.34	17.64	17.98
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$779,903	$761,893	$750,685	$680,677	$653,812
Depreciation and amortization	126,535	123,985	116,180	107,463	110,998
Interest expense, net (1)	71,263	75,041	73,615	70,658	68,613
Income from continuing operations before income taxes	239,103	224,104	247,057	207,265	187,930
Provision for income taxes	25,219	21,233	65,220	67,590	73,521
Income from continuing operations	213,884	202,871	181,837	139,675	114,409
Income from discontinued operations	19,355	18,429	14,726	3,394	9,566
Net income attributable to common shareholders	233,239	221,300	196,563	143,069	123,975
BALANCE SHEET HIGHLIGHTS:
Total assets	$5,406,752	$5,051,817	$4,858,517	$4,348,420	$4,072,466
Property, plant and equipment, net	4,401,990	4,138,568	3,907,552	3,502,968	3,249,740
Aqua America stockholders' equity	1,655,343	1,534,835	1,385,704	1,251,313	1,174,254
Long-term debt, including current portion	1,619,270	1,554,871	1,588,992	1,475,886	1,519,457
Total debt	1,637,668	1,591,611	1,669,375	1,583,657	1,609,125
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$364,888	$365,409	$375,823	$349,927	$242,457
Capital additions	328,605	307,908	347,098	324,360	306,216
Net cash expended for acquisitions of utility systems and other	14,616	14,997	121,248	8,515	8,625
Dividends on common stock	112,106	102,889	93,423	87,133	80,907
Number of utility customers served (2)	940,119	928,200	917,986	848,336	845,042
Number of shareholders of common stock	25,780	25,833	26,216	26,744	27,274
Common shares outstanding (000)	176,753	176,751	175,209	173,519	172,219
Employees (full-time) (2)	1,617	1,542	1,556	1,464	1,480